U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                        PRINCIPAL
                         AMOUNT
ISSUER               (000'S OMITTED)     VALUE
---------------------------------------------------
U.S. TREASURY BILLS  -- 80.4%
---------------------------------------------------
United States
  Treasury Bills due
  3/05/98             $ 51,040       $ 51,018,901
United States
  Treasury Bills due
  3/12/98               79,625         79,514,410
United States
  Treasury Bills due
  3/26/98              137,833        137,375,348
United States
  Treasury Bills due
  4/02/98               75,302         74,968,372
United States
  Treasury Bills due
  4/16/98               85,000         84,442,797
United States
  Treasury Bills due
  4/23/98             126,8215        125,851,341
United States
  Treasury Bills due
  6/25/98               22,240         21,876,698
United States
  Treasury Bills due
  7/23/98               35,037         34,338,383
United States
  Treasury Bills due
  9/17/98               37,386         36,348,798
                                     ------------
                                      645,735,048
                                     ------------
U.S. TREASURY NOTES  -- 26.6%
----------------------------------------------------
United States
  Treasury
  Notes, 5.13%
  due 3/31/98         $ 40,000       $ 39,993,251
United States
  Treasury
  Notes, 6.13%
  due 3/31/98           35,000         35,019,824
United States
  Treasury
  Notes, 6.13%
  due 5/15/98           32,810         32,861,148
United States
  Treasury
  Notes, 6.25%
  due 6/30/98          105,000        105,320,339
                                     -------------
                                      213,194,562
                                     -------------

TOTAL INVESTMENTS,
  AT AMORTIZED
  COST                   107.0%       858,929,610
OTHER ASSETS, LESS
  LIABILITIES             (7.0)       (56,191,402)
                         -------------------------
NET ASSETS               100.0%      $802,738,208
                         -------------------------
See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                         $858,929,610
Cash                                                                    2,650
Receivable for investment sold                                     24,895,417
Interest receivable                                                 3,462,594
-----------------------------------------------------------------------------
    Total assets                                                  887,290,271
-----------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                   84,442,797
Payable to affiliate -- Investment Advisory fees (Note 2A)             96,956
Accrued expenses and other liabilities                                 12,310
-----------------------------------------------------------------------------
    Total liabilities                                              84,552,063
-----------------------------------------------------------------------------
NET ASSETS                                                       $802,738,208
-----------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                         $802,738,208
-----------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                         $23,097,277
EXPENSES:
Investment Advisory fees (Note 2A)                      $  655,060
Administrative fees (Note 2B)                              218,353
Custodian fees                                             110,241
Auditing fees                                               11,000
Trustee fees                                                 6,498
Legal fees                                                   7,012
Miscellaneous                                               25,344
-------------------------------------------------------------------------------
    Total expenses                                       1,033,508
Less aggregate amounts waived by Investment Adviser and
  Administrator (Notes 2A and 2B)                         (594,547)
Less fees paid indirectly (Note 1D)                           (416)
-------------------------------------------------------------------------------
    Net expenses                                                        438,545
-------------------------------------------------------------------------------
Net investment income                                               $22,658,732
-------------------------------------------------------------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                              FEBRUARY 28,
                                                  1998          YEAR ENDED
                                              (Unaudited)     AUGUST 31, 1997
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income                         $ 22,658,732    $   43,903,935
-----------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                    827,794,709     1,742,310,476
Value of withdrawals                          (955,625,429)   (1,646,108,001)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                   (127,830,720)       96,202,475
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (105,171,988)      140,106,410
-----------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            907,910,196       767,803,786
-----------------------------------------------------------------------------
End of period                                 $802,738,208    $  907,910,196
-----------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                      SIX MONTHS                                             EIGHT
                        ENDED                                                MONTHS
                     FEBRUARY 28,          YEAR ENDED AUGUST 31,             ENDED      YEAR ENDED
                         1998      --------------------------------------  AUGUST 31,  DECEMBER 31,
                     (Unaudited)     1997      1996      1995      1994       1993         1992
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, end of
  period (000's
  omitted)             $802,738    $907,910  $767,804  $832,258  $726,569   $521,818     $590,769
Ratio of expenses to
  average net assets      0.10%+      0.10%     0.10%     0.10%     0.12%      0.20%+       0.24%
Ratio of net
  investment income
  to average net
  assets                  5.16%+      5.15%     5.20%     5.36%     3.43%      2.96%+       3.59%
Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after
August 31, 1995, the ratios would have been as follows:
RATIOS:
Expenses to average
  net assets              0.24%+      0.24%     0.25%     0.25%     0.26%      0.25%+       0.25%
Net investment
  income to average
  net assets              5.02%+      5.01%     5.05%     5.21%     3.30%      2.91%+       3.58%
-------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ('Citibank'). Signature Financial Group (Grand Cayman), Ltd. ('SFG') acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $655,060, of which $376,194 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $218,353, all of which was voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

   3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $4,195,145,141 and $4,255,621,845, respectively, for the six months ended February 28, 1998.

   4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $1,664. Since the line of credit was established, there have been no borrowings.